Share-based compensation	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation
The Company has four components within its share-based compensation plan: stock options, DSUs, RSUs and shares issued pursuant to the ESPP.

Share-based compensation expense associated with each component is as follows for the three months ended March 31:

	Three months ended March 31,
	2024	2023
	$	$
Stock options	767	566
DSUs	268	229
RSUs	871	437
ESPP	26	35
	1,932	1,267

The following table presents share-based compensation expense by function for the three months ended March 31:

	Three months ended March 31,
	2024	2023
	$	$
Cost of revenue	93	25
General and administrative	1,125	733
Sales and marketing	455	445
Research and development	259	64
	1,932	1,267
The changes in the number of stock options during the three months ended March 31, 2024 and 2023 were as follows:

	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	825,091	28.37	1,349,001	13.60
Options granted	91,361	73.54	207,127	52.38
Options forfeited	(12,630)	49.78	(11,915)	46.32
Options exercised	(13,680)	26.66	(8,735)	16.00

Options outstanding – March 31	890,142	32.73	1,535,478	18.56
Options exercisable – March 31	516,355	17.76	1,003,393	4.83
The weighted average fair value of share options granted during the three months ended March 31, 2024 and 2023 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2024	2023
	C$	C$
Weighted average stock price valuation	$73.54	$52.38
Weighted average exercise price	$73.54	$52.38
Risk-free interest rate	3.58%	2.98%
Expected life in years	4.5	4.5
Expected dividend yield	—%	—%
Volatility	57%	65%
Weighted average fair value of options issued	$36.70	$28.26
The following table is a summary of the Company’s stock options outstanding as at March 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.48	0.0001 - 1.09	235,320
8.86 - 11.06	23,985	6.74	8.86 - 11.06	21,242
15.79 - 16.00	170,877	5.52	15.79 - 16.00	131,309
26.43 - 60.00	333,580	5.62	26.43 - 60.00	113,748
60.01 - 95.12	126,380	5.36	60.01 - 95.12	14,736
	890,142	4.76		516,355

The following table is a summary of the Company’s stock options outstanding as at March 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.21	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.71	8.86 - 11.06	35,126
15.79 - 16.00	246,312	6.53	15.79 - 16.00	139,060
26.43 - 60.00	410,075	6.85	26.43 - 60.00	31,646
60.01 - 95.12	42,912	8.28	60.01 -95.12	13,193
	1,535,478	5.57		1,003,393
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2023	115,576
Granted (at C$66.82 per unit)	1,212
DSUs - March 31, 2024	116,788

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2023	160,150
Granted (at C$73.54 per unit)	45,566
Released (at C$40.30 - $86.38 per unit)	(27,626)
Forfeited (at C$52.15 - $86.38 per unit)	(5,279)
RSUs - March 31, 2024	172,811